UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS INTERNATIONAL EQUITY FUND

FORM N-Q

DECEMBER 31, 2018

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited)	December 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.7%
COMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 2.2%
China Unicom Hong Kong Ltd.	776,000	$824,213	(a)
HKT Trust & HKT Ltd.	708,000	1,019,374	(a)
KT Corp., ADR	50,620	719,816	*
Nippon Telegraph & Telephone Corp.	47,535	1,935,437	(a)
Telia Co., AB	226,778	1,076,138	(a)
Telstra Corp. Ltd.	305,101	612,431	(a)

Total Diversified Telecommunication Services		6,187,409

Entertainment - 0.3%
Konami Holdings Corp.	20,692	911,147	(a)

Media - 0.2%
Eutelsat Communications SA	25,796	510,138	(a)

Wireless Telecommunication Services - 2.0%
KDDI Corp.	65,901	1,570,426	(a)
NTT DOCOMO Inc.	75,459	1,694,430	(a)
SoftBank Group Corp.	10,268	676,813	(a)
Vodafone Group PLC	827,594	1,608,123	(a)

Total Wireless Telecommunication Services		5,549,792

TOTAL COMMUNICATION SERVICES		13,158,486

CONSUMER DISCRETIONARY - 11.5%
Auto Components - 1.2%
Aisin Seiki Co., Ltd.	18,032	622,207	(a)
Magna International Inc.	18,115	822,287
NGK Spark Plug Co., Ltd.	33,300	656,893	(a)
Stanley Electric Co., Ltd.	43,463	1,212,084	(a)

Total Auto Components		3,313,471

Automobiles - 3.1%
Honda Motor Co., Ltd.	64,737	1,691,652	(a)
Isuzu Motors Ltd.	79,100	1,104,414	(a)
Mazda Motor Corp.	57,631	592,825	(a)
Nissan Motor Co., Ltd.	124,322	1,002,013	(a)
Peugeot SA	49,689	1,056,252	(a)
Toyota Motor Corp.	54,789	3,182,188	(a)

Total Automobiles		8,629,344

Hotels, Restaurants & Leisure - 1.9%
Aristocrat Leisure Ltd.	91,141	1,391,957	(a)
Crown Resorts Ltd.	84,204	703,371	(a)
Genting Singapore Ltd.	1,307,545	936,018	(a)
Kindred Group PLC	68,209	629,684	(a)

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Hotels, Restaurants & Leisure - (continued)
Melco Resorts & Entertainment Ltd., ADR	41,200	$725,944
Sodexo SA	10,000	1,022,739	(a)

Total Hotels, Restaurants & Leisure		5,409,713

Household Durables - 2.0%
Barratt Developments PLC	151,080	891,776	(a)
Persimmon PLC	42,589	1,043,406	(a)
Sekisui House Ltd.	49,945	732,284	(a)
Sony Corp.	41,042	1,976,455	(a)
Taylor Wimpey PLC	527,464	912,362	(a)

Total Household Durables		5,556,283

Multiline Retail - 0.6%
Canadian Tire Corp. Ltd., Class A Shares	7,064	738,584
Next PLC	16,278	828,394	(a)

Total Multiline Retail		1,566,978

Textiles, Apparel & Luxury Goods - 2.7%
adidas AG	7,370	1,540,116	(a)
Burberry Group PLC	41,716	917,799	(a)
Gildan Activewear Inc.	24,800	752,792
Kering SA	3,500	1,638,051	(a)
LVMH Moet Hennessy Louis Vuitton SE	2,628	772,227	(a)
Moncler SpA	28,895	965,550	(a)
Swatch Group AG, Bearer Shares	2,688	786,361	(a)

Total Textiles, Apparel & Luxury Goods		7,372,896

TOTAL CONSUMER DISCRETIONARY		31,848,685

CONSUMER STAPLES - 9.9%
Beverages - 2.0%
Anheuser-Busch InBev SA/NV	8,411	556,659	(a)
Asahi Group Holdings Ltd.	29,918	1,168,581	(a)
Coca-Cola HBC AG, Class DI Shares	31,587	982,854	(a)
Diageo PLC	81,690	2,903,550	(a)

Total Beverages		5,611,644

Food & Staples Retailing - 2.8%
Carrefour SA	48,594	828,248	(a)
Empire Co., Ltd., Class A Shares	40,800	861,606
J Sainsbury PLC	247,429	834,339	(a)
Koninklijke Ahold Delhaize NV	64,544	1,628,289	(a)
Seven & i Holdings Co., Ltd.	39,200	1,706,861	(a)
Sundrug Co. Ltd.	25,000	743,638	(a)
Tesco PLC	470,735	1,140,657	(a)

Total Food & Staples Retailing		7,743,638

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Food Products - 2.5%
Glanbia PLC	53,237	$997,567	(a)
Nestle SA, Registered Shares	51,196	4,162,278	(a)
Tate & Lyle PLC	102,708	862,277	(a)
Uni-President Enterprises Corp.	350,000	792,120	(a)

Total Food Products		6,814,242

Household Products - 0.5%
Unicharm Corp.	40,000	1,292,283	(a)

Personal Products - 0.6%
Unilever NV, CVA	33,377	1,813,539	(a)

Tobacco - 1.5%
British American Tobacco PLC	27,852	888,178	(a)
Imperial Brands PLC	47,970	1,450,612	(a)
Japan Tobacco Inc.	46,300	1,098,463	(a)
Swedish Match AB	19,697	776,550	(a)

Total Tobacco		4,213,803

TOTAL CONSUMER STAPLES		27,489,149

ENERGY - 6.5%
Energy Equipment & Services - 0.2%
Tenaris SA	50,691	543,371	(a)

Oil, Gas & Consumable Fuels - 6.3%
BP PLC	302,843	1,910,765	(a)
Enagas SA	37,913	1,023,750	(a)
Eni SpA	97,277	1,531,933	(a)
Galp Energia SGPS SA	53,537	847,771	(a)
Husky Energy, Inc.	47,300	488,868
Imperial Oil Ltd.	25,300	641,025
OMV AG	22,540	985,839	(a)
Origin Energy Ltd.	130,363	594,026	*(a)
Repsol SA	83,466	1,341,747	(a)
Royal Dutch Shell PLC, Class A Shares	170,921	5,013,026	(a)
Royal Dutch Shell PLC, Class B Shares	41,494	1,234,728	(a)
Santos Ltd.	181,321	699,807	(a)
Total SA	23,816	1,258,152	(a)

Total Oil, Gas & Consumable Fuels		17,571,437

TOTAL ENERGY		18,114,808

FINANCIALS - 20.0%
Banks - 10.3%
Banco Bilbao Vizcaya Argentaria SA	258,922	1,365,817	(a)
Banco Santander SA	150,577	679,531	(a)
Bank Hapoalim BM	231,027	1,465,100	(a)

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Banks - (continued)
Bank Leumi Le-Israel BM	297,737	$1,802,640	(a)
Bankinter SA	73,859	590,303	(a)
BNP Paribas SA	40,212	1,811,076	(a)
CaixaBank SA	297,128	1,069,395	(a)
Danske Bank A/S	38,384	760,536	(a)
Grupo Financiero Banorte SAB de CV, Class O Shares	126,400	617,022
Hachijuni Bank Ltd.	126,316	515,388	(a)
HSBC Holdings PLC	356,327	2,924,151	(a)
ING Groep NV	157,215	1,684,846	(a)
KBC Group NV	11,030	713,718	(a)
Lloyds Banking Group PLC	2,351,216	1,553,626	(a)
Mediobanca Banca di Credito Finaziario SpA	81,992	693,307	(a)
Mitsubishi UFJ Financial Group Inc.	309,654	1,526,947	(a)
Mizuho Financial Group Inc.	877,000	1,366,866	(a)
Oversea-Chinese Banking Corp. Ltd.	157,900	1,296,940	(a)
Raiffeisen Bank International AG	24,764	630,726	(a)
Resona Holdings Inc.	170,000	813,199	(a)
Royal Bank of Canada	9,200	629,687
Skandinaviska Enskilda Banken AB, Class A Shares	105,879	1,030,655	(a)
Sumitomo Mitsui Financial Group Inc.	51,357	1,693,591	(a)
Turkiye Vakiflar Bankasi TAO	965,960	700,892	(a)
Westpac Banking Corp.	37,483	661,101	(a)

Total Banks		28,597,060

Capital Markets - 0.6%
Julius Baer Group Ltd.	19,460	695,379	(a)
Natixis SA	128,946	608,413	(a)
UBS Group AG, Registered Shares	39,264	490,131	(a)

Total Capital Markets		1,793,923

Diversified Financial Services - 0.9%
AMP Ltd.	333,249	575,231	(a)
Haci Omer Sabanci Holding AS	546,082	774,287	(a)
ORIX Corp.	75,374	1,095,156	(a)

Total Diversified Financial Services		2,444,674

Insurance - 8.2%
Aegon NV	168,044	781,193	(a)
Ageas	22,556	1,013,332	(a)
AIA Group Ltd.	122,800	1,010,184	(a)
Allianz SE, Registered Shares	13,877	2,784,648	(a)
ASR Nederland NV	19,389	765,300	(a)
Assicurazioni Generali SpA	68,102	1,139,582	(a)

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Insurance - (continued)
Aviva PLC	183,616	$875,747	(a)
AXA SA	82,980	1,787,856	(a)
Baloise Holding AG, Registered Shares	6,724	928,094	(a)
CNP Assurances	35,245	745,518	(a)
Direct Line Insurance Group PLC	246,432	998,124	(a)
Legal & General Group PLC	345,855	1,014,835	(a)
MS&AD Insurance Group Holdings Inc.	42,217	1,198,343	(a)
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Registered Shares	7,500	1,636,736	(a)
NN Group NV	34,376	1,365,576	(a)
Prudential PLC	28,922	516,751	(a)
Sompo Holdings Inc.	46,122	1,556,831	(a)
Tokio Marine Holdings Inc.	25,431	1,208,877	(a)
Zurich Insurance Group AG	5,085	1,519,345	(a)

Total Insurance		22,846,872

TOTAL FINANCIALS		55,682,529

HEALTH CARE - 10.0%
Health Care Equipment & Supplies - 0.4%
Hoya Corp.	15,500	947,395	(a)

Health Care Providers & Services - 0.5%
Suzuken Co., Ltd.	25,762	1,322,209	(a)

Life Sciences Tools & Services - 0.5%
ICON PLC	11,327	1,463,562	*

Pharmaceuticals - 8.6%
Astellas Pharma Inc.	50,527	643,013	(a)
AstraZeneca PLC	9,890	739,628	(a)
Bayer AG, Registered Shares	9,910	687,171	(a)
GlaxoSmithKline PLC	68,294	1,296,197	(a)
H. Lundbeck A/S	14,608	640,587	(a)
Hikma Pharmaceuticals PLC	30,593	665,124	(a)
Hypera SA	94,300	734,789
Novartis AG, Registered Shares	47,307	4,051,768	(a)
Novo Nordisk A/S, Class B Shares	61,239	2,815,017	(a)
Ono Pharmaceutical Co., Ltd.	35,300	714,405	(a)
Roche Holding AG	20,000	4,945,485	(a)
Sanofi	21,058	1,819,813	(a)
Santen Pharmaceutical Co., Ltd	60,000	858,658	(a)
Shionogi & Co., Ltd.	23,851	1,352,439	(a)

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Industries Ltd., ADR	65,428	$1,008,900	*
UCB SA	12,411	1,011,840	(a)

Total Pharmaceuticals		23,984,834

TOTAL HEALTH CARE		27,718,000

INDUSTRIALS - 12.7%
Aerospace & Defense - 0.9%
Cobham PLC	602,410	747,820	*(a)
Safran SA	15,995	1,921,641	(a)

Total Aerospace & Defense		2,669,461

Airlines - 0.3%
Qantas Airways Ltd.	183,755	750,131	(a)

Construction & Engineering - 2.9%
ACS Actividades de Construccion y Servicios SA	32,991	1,268,283	(a)
China Railway Group Ltd., Class H Shares	1,175,000	1,073,024	(a)
Eiffage SA	11,931	998,156	(a)
HOCHTIEF AG	5,233	705,309	(a)
Kajima Corp.	49,030	657,238	(a)
Koninklijke Volkerwessels NV	31,906	502,846	(a)
Obayashi Corp.	178,672	1,604,345	(a)
Taisei Corp.	28,421	1,208,323	(a)

Total Construction & Engineering		8,017,524

Industrial Conglomerates - 0.9%
CK Hutchison Holdings Ltd.	150,000	1,433,444	(a)
Siemens AG, Registered Shares	9,239	1,030,419	(a)

Total Industrial Conglomerates		2,463,863

Machinery - 2.1%
Alfa Laval AB	39,840	850,520	(a)
CNH Industrial NV	103,726	933,170	(a)
Georg Fischer AG, Registered Shares	1,183	943,767	(a)
Kurita Water Industries Ltd.	35,734	858,444	(a)
Sandvik AB	56,601	809,873	(a)
Trelleborg AB, Class B Shares	31,878	502,892	(a)
Volvo AB, Class B Shares	64,535	848,552	(a)

Total Machinery		5,747,218

Professional Services - 1.1%
Adecco Group AG, Registered Shares	14,234	666,592	(a)
Teleperformance	5,599	896,269	(a)
Wolters Kluwer NV	27,675	1,634,300	(a)

Total Professional Services		3,197,161

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Road & Rail - 0.3%
DSV A/S	13,323	$878,516	(a)

Trading Companies & Distributors - 3.6%
Ashtead Group PLC	43,264	896,361	(a)
ITOCHU Corp.	82,439	1,390,411	(a)
Marubeni Corp.	169,198	1,177,421	(a)
Mitsubishi Corp.	85,845	2,342,960	(a)
Mitsui & Co., Ltd.	84,599	1,311,130	(a)
Sojitz Corp.	246,100	848,939	(a)
Sumitomo Corp.	84,099	1,186,386	(a)
Toyota Tsusho Corp.	26,800	788,209	(a)

Total Trading Companies & Distributors		9,941,817

Transportation Infrastructure - 0.6%
Flughafen Zurich AG, Registered Shares	4,246	701,246	(a)
Kamigumi Co. Ltd.	45,000	918,218	(a)

Total Transportation Infrastructure		1,619,464

TOTAL INDUSTRIALS		35,285,155

INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 0.5%
Telefonaktiebolaget LM Ericsson, Class B Shares	168,611	1,486,138	(a)

Electronic Equipment, Instruments & Components - 0.6%
Hitachi Ltd.	41,219	1,095,675	(a)
Nippon Electric Glass Co., Ltd.	19,946	484,983	(a)

Total Electronic Equipment, Instruments & Components		1,580,658

IT Services - 1.2%
Capgemini SE	12,230	1,207,407	(a)
Computershare Ltd.	82,527	999,150	(a)
Fujitsu Ltd.	16,537	1,036,718	(a)

Total IT Services		3,243,275

Semiconductors & Semiconductor Equipment - 1.5%
ASML Holding NV	12,992	2,027,102	(a)
NXP Semiconductors NV	16,900	1,238,432
Tokyo Electron Ltd.	7,312	838,902	(a)

Total Semiconductors & Semiconductor Equipment		4,104,436

Software - 1.4%
Check Point Software Technologies Ltd.	12,816	1,315,563	*
Constellation Software Inc.	1,327	849,408
SAP SE	9,828	978,964	(a)
SimCorp A/S	11,520	789,710	(a)

Total Software		3,933,645

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 0.6%
Logitech International SA, Registered Shares	24,689	$780,086	(a)
Ricoh Co. Ltd.	95,000	929,123	(a)

Total Technology Hardware, Storage & Peripherals		1,709,209

TOTAL INFORMATION TECHNOLOGY		16,057,361

MATERIALS - 7.9%
Chemicals - 2.5%
BASF SE	18,862	1,305,262	(a)
China BlueChemical Ltd., Class H Shares	2,410,000	754,030	(a)
Covestro AG	26,766	1,324,176	(a)
Daicel Corp.	79,946	821,553	(a)
Methanex Corp.	12,328	592,922
Nitto Denko Corp.	12,600	629,094	(a)
OCI Co., Ltd.	6,907	658,744	(a)
Solvay SA	9,856	981,601	(a)

Total Chemicals		7,067,382

Construction Materials - 0.4%
Taiheiyo Cement Corp.	32,700	1,006,428	(a)

Metals & Mining - 4.1%
Anglo American PLC	110,892	2,451,385	(a)
ArcelorMittal	40,249	830,462	(a)
BHP Group Ltd.	41,282	995,990	(a)
BHP Group PLC	46,177	965,381	(a)
BlueScope Steel Ltd.	70,256	542,277	(a)
Jindal Steel & Power Ltd.	590,982	1,389,380	*(a)
Rio Tinto PLC	63,790	3,041,563	(a)
South32 Ltd.	456,600	1,077,257	(a)

Total Metals & Mining		11,293,695

Paper & Forest Products - 0.9%
Oji Holdings Corp.	167,867	859,195	(a)
UPM-Kymmene OYJ	66,147	1,681,946	(a)

Total Paper & Forest Products		2,541,141

TOTAL MATERIALS		21,908,646

REAL ESTATE - 5.2%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Klepierre SA	23,993	738,699	(a)
Mirvac Group	661,147	1,043,086	(a)
Scentre Group	365,107	1,002,846	(a)
Segro PLC	111,446	835,953	(a)
Stockland	311,144	771,910	(a)

Total Equity Real Estate Investment Trusts (REITs)		4,392,494

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	SHARES	VALUE
Real Estate Management & Development - 3.6%
CapitaLand Ltd.	381,000	$866,518	(a)
China Overseas Land & Investment Ltd.	240,000	826,019	(a)
CK Asset Holdings Ltd.	172,037	1,251,012	(a)
Daito Trust Construction Co., Ltd.	8,000	1,092,676	(a)
Kerry Properties Ltd.	275,902	937,372	(a)
New World Development Co., Ltd.	806,000	1,058,804	(a)
PSP Swiss Property AG	9,316	917,241	(a)
Swire Pacific Ltd., Class A Shares	80,000	840,424	(a)
Vonovia SE	29,171	1,323,953	(a)
Wheelock & Co., Ltd.	159,558	906,189	(a)

Total Real Estate Management & Development		10,020,208

TOTAL REAL ESTATE		14,412,702

UTILITIES - 4.5%
Electric Utilities - 1.9%
Chubu Electric Power Co. Inc.	70,472	1,002,113	(a)
Endesa SA	48,833	1,123,920	(a)
Enel SpA	288,693	1,665,491	(a)
PGE Polska Grupa Energetyczna SA	259,476	696,303	*(a)
Tohoku Electric Power Co. Inc.	60,000	788,642	(a)

Total Electric Utilities		5,276,469

Gas Utilities - 0.3%
Osaka Gas Co., Ltd.	47,368	865,533	(a)

Multi-Utilities - 1.9%
AGL Energy Ltd.	71,171	1,029,826	(a)
Engie SA	90,627	1,295,254	(a)
National Grid PLC	133,108	1,287,230	(a)
RWE AG	39,538	859,539	(a)
Veolia Environnement SA	44,346	909,624	(a)

Total Multi-Utilities		5,381,473

Water Utilities - 0.4%
United Utilities Group PLC	106,280	995,225	(a)

TOTAL UTILITIES		12,518,700

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $286,194,272)		274,194,221

See Notes to Schedule of Investments.

QS INTERNATIONAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.8%
Invesco Treasury Portfolio, Institutional Class (Cost - $2,148,915)	2.482%	2,148,915	$2,148,915

TOTAL INVESTMENTS - 99.5% (Cost - $288,343,187)			276,343,136
Other Assets in Excess of Liabilities - 0.5%			1,423,885

TOTAL NET ASSETS - 100.0%			$277,767,021

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS International Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$719,816	$12,438,670	—	$13,158,486
Consumer Discretionary	3,039,607	28,809,078	—	31,848,685
Consumer Staples	861,606	26,627,543	—	27,489,149
Energy	1,129,893	16,984,915	—	18,114,808
Financials	1,246,709	54,435,820	—	55,682,529
Health Care	3,207,251	24,510,749	—	27,718,000
Information Technology	3,403,403	12,653,958	—	16,057,361
Materials	592,922	21,315,724	—	21,908,646
Other Common Stocks	—	62,216,557	—	62,216,557

Total Long-Term Investments	14,201,207	259,993,014	—	274,194,221

Short-Term Investments†	2,148,915	—	—	2,148,915

Total Investments	$16,350,122	$259,993,014	—	$276,343,136

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2018, securities valued at $259,993,014 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: February 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 25, 2019